Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

August 31, 2018

Dates Covered
Collections Period	08/01/18 - 08/31/18
Interest Accrual Period	08/15/18 - 09/16/18
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/18	467,630,872.09	22,029
Yield Supplement Overcollateralization Amount 07/31/18	23,642,193.90	0
Receivables Balance 07/31/18	491,273,065.99	22,029
Principal Payments	15,907,432.77	324
Defaulted Receivables	1,000,419.02	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/18	22,538,799.81	0
Pool Balance at 08/31/18	451,826,414.39	21,664

Pool Statistics	$ Amount	# of Accounts
Pool Factor	67.31%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,783,816.02	173
Past Due 61-90 days	1,011,938.33	45
Past Due 91-120 days	390,053.42	19
Past Due 121+ days	0.00	0
Total	5,185,807.77	237

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.09%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	559,733.16
Aggregate Net Losses/(Gains) - August 2018	440,685.86
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.08%
Prior Net Losses Ratio	0.57%
Second Prior Net Losses Ratio	0.67%
Third Prior Net Losses Ratio	0.62%
Four Month Average	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	9,262,441.49
Actual Overcollateralization	9,262,441.49
Weighted Average APR	3.32%
Weighted Average APR, Yield Adjusted	5.54%
Weighted Average Remaining Term	55.13

Flow of Funds	$ Amount

Collections	17,845,442.14
Investment Earnings on Cash Accounts	28,732.85
Servicing Fee	(409,394.22)
Transfer to Collection Account	0.00
Available Funds	17,464,780.77

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	744,527.91
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	6,218,024.82
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,262,441.49
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,216,777.80

Total Distributions of Available Funds	17,464,780.77

Servicing Fee	409,394.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 08/15/18	458,044,439.21
Principal Paid	15,480,466.31
Note Balance @ 09/17/18	442,563,972.90

Class A-1
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-2a
Note Balance @ 08/15/18	82,682,219.60
Principal Paid	7,740,233.15
Note Balance @ 09/17/18	74,941,986.45
Note Factor @ 09/17/18	59.9535892%

Class A-2b
Note Balance @ 08/15/18	82,682,219.61
Principal Paid	7,740,233.16
Note Balance @ 09/17/18	74,941,986.45
Note Factor @ 09/17/18	59.9535892%

Class A-3
Note Balance @ 08/15/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	229,000,000.00
Note Factor @ 09/17/18	100.0000000%

Class A-4
Note Balance @ 08/15/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	52,030,000.00
Note Factor @ 09/17/18	100.0000000%

Class B
Note Balance @ 08/15/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	11,650,000.00
Note Factor @ 09/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	767,536.66
Total Principal Paid	15,480,466.31
Total Paid	16,248,002.97

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	110,931.98
Principal Paid	7,740,233.15
Total Paid to A-2a Holders	7,851,165.13

Class A-2b
One-Month Libor	2.06269%
Coupon	2.16269%
Interest Paid	163,914.68
Principal Paid	7,740,233.16
Total Paid to A-2b Holders	7,904,147.84

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1617374
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4311108
Total Distribution Amount	24.5928482

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8874558
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.9218652
Total A-2a Distribution Amount	62.8093210

A-2b Interest Distribution Amount	1.3113174
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.9218653
Total A-2b Distribution Amount	63.2331827

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	401.67
Noteholders' Principal Distributable Amount	598.33

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/18	1,664,191.04
Investment Earnings	2,624.17
Investment Earnings Paid	(2,624.17)
Deposit/(Withdrawal)	-
Balance as of 09/17/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04